LONG-TERM DEBT (Tables)	3 Months Ended
Mar. 31, 2013
2012 Notes
LONG-TERM DEBT
Individual series of issued Notes

	Principal	Interest Rate	Maturity Date
Series A	$100,000	4.87%	7/23/2022
Series B	100,000	5.02%	7/23/2024

	$200,000

2010 Notes
LONG-TERM DEBT
Individual series of issued Notes

	Principal	Interest Rate	Maturity Date
Series A	$115,000	6.13%	7/4/2017
Series B	360,000	6.67%	7/4/2020
Series C	125,000	6.77%	7/4/2022

	$600,000